Other Receivables and Loans to Others (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables and Loans to Others [Abstract]
Schedule of Other Receivables	a.Other receivables – composition:
	December 31
	2023	2022
	USD in thousands
Government institutions	685	924
Prepaid expenses	940	469
Advances to suppliers	-	417
Shares receivable from the Amendment of the Buffalo Agreement (see note 4J)	510	-
Other	9	118
	2,144	1,928

Schedule of Loans to Others	b.Loans to others – composition:
	December 31
	2023	2022
	USD in thousands
Loan to Safee (note 4D)	126	71
Loan to Metagramm (note 4O)	250	-
Loan to A.I Conversation Systems (note 4P)	-	940
	376	1,011